Other current liabilities - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021	Jan. 01, 2020
Other current liabilities.
Liability balance for advance invoiced customers			$ 7,367	$ 1,068
Revenue recognized from advances from invoiced customers	$ 7,092	$ 592,000
Advance payments from customers	$ 258,000	$ 178,000